Equity Method Investments - Summarized Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total revenues	$ 586,961	$ 566,679	$ 550,737
Operating Income	165,425	143,184	137,174
Net income	105,873	94,097	86,872
Net income attributable to the investees	100,122	85,571	82,255
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total revenues	97,859	95,152	107,792
Operating Income	15,144	35,418	41,454
Net income	15,782	34,843	41,607
Net income attributable to the investees	$ 8,155	$ 17,110	$ 20,671